INCOME TAXES - Components of tax expense (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Total current tax expense	CAD 351	CAD 386
Origination (reversal) of temporary differences	282	(65)
Revaluation of deferred tax balances due to legislative changes	2	3
Total deferred tax expense (recovery)	284	(62)
Total income tax expense	CAD 635	CAD 324